Aptus Drawdown Managed Equity ETF
Schedule of Investments
July 31, 2022 (Unaudited)
Shares		Security Description		Value
		COMMON STOCKS - 97.5%
		Basic Materials - 3.1%
18,731		Franco-Nevada Corporation		$2,397,193
10,240		Linde plc		3,092,480
46,849		Mosaic Company		2,467,068
11,989		Sherwin-Williams Company		2,900,619
				10,857,360
		Communications - 9.9%
116,160		Alphabet, Inc. - Class C (a)		13,548,902
88,329		Amazon.com, Inc. (a)		11,919,999
67,490		Comcast Corporation - Class A		2,532,225
22,039		Meta Platforms, Inc. - Class A (a)		3,506,405
4,326		Netflix, Inc. (a)		972,917
18,100		Walt Disney Company (a)		1,920,410
				34,400,858
		Consumer, Cyclical - 12.4%
1,494		AutoZone, Inc. (a)		3,193,261
33,589		Copart, Inc. (a)		4,302,751
4,940		Costco Wholesale Corporation		2,674,022
19,668		Dollar General Corporation		4,886,121
14,912		Hilton Worldwide Holdings, Inc.		1,909,780
14,621		Home Depot, Inc.		4,400,044
14,233		McDonald’s Corporation		3,748,545
10,662		Pool Corporation		3,813,797
98,896		PulteGroup, Inc.		4,313,844
8,484		Tesla, Inc. (a)		7,563,062
16,827		Walmart, Inc.		2,222,005
				43,027,232
		Consumer, Non-cyclical - 17.7%
27,165		Abbott Laboratories		2,956,639
17,217		AbbVie, Inc.		2,470,812
44,228		Altria Group, Inc.		1,939,840
43,929		Boston Scientific Corporation (a)		1,803,285
17,504		Charles River Laboratories International, Inc. (a)		4,385,452
9,971		Chemed Corporation		4,796,948
10,050		Elevance Health, Inc.		4,794,855
11,970		Eli Lilly and Company		3,946,389
11,719		Intuitive Surgical, Inc. (a)		2,697,362
26,778		Johnson & Johnson		4,673,297
24,078		Merck & Company, Inc.		2,151,129
29,939		PepsiCo, Inc.		5,238,127
23,460		Procter & Gamble Company		3,258,829
8,189		Thermo Fisher Scientific, Inc.		4,900,380
13,460		UnitedHealth Group, Inc.		7,299,896
23,083		Zoetis, Inc.		4,213,802
				61,527,042
		Energy - 4.7%
46,376		Chevron Corporation		7,595,461
31,952		Diamondback Energy, Inc.		4,090,495
19,018		Pioneer Natural Resources Company		4,506,315
				16,192,271
		Financial - 15.5%
100,067		Bank of America Corporation		3,383,265
18,470		Berkshire Hathaway, Inc. - Class B (a)		5,552,082
5,258		BlackRock, Inc.		3,518,548
34,421		Charles Schwab Corporation		2,376,770
20,437		Chubb, Ltd.		3,855,236
17,827		Extra Space Storage, Inc.		3,378,573
21,881		First Republic Bank/CA		3,560,257
127,322		Host Hotels & Resorts, Inc.		2,267,605
40,505		Intercontinental Exchange, Inc.		4,131,105
32,051		JPMorgan Chase & Company		3,697,403
9,820		Mastercard, Inc. - Class A		3,474,218
11,974		PNC Financial Services Group, Inc.		1,986,966
24,628		Progressive Corporation		2,833,698
26,452		Sun Communities, Inc.		4,337,070
26,414		Visa, Inc. - Class A		5,602,674
				53,955,470
		Industrial - 6.3%
25,772		Caterpillar, Inc.		5,109,299
9,910		Lockheed Martin Corporation		4,100,857
57,828		Otis Worldwide Corporation		4,520,415
19,767		Raytheon Technologies Corporation		1,842,482
93,586		Tenaris SA - ADR		2,626,023
15,877		Union Pacific Corporation		3,608,842
				21,807,918
		Technology - 25.3% (b)
18,099		Accenture plc - Class A		5,543,000
4,700		Adobe, Inc. (a)		1,927,564
33,382		Advanced Micro Devices, Inc. (a)		3,153,597
155,209		Apple, Inc.		25,223,014
3,866		ASML Holding NV - NY		2,220,785
8,064		Broadcom, Inc.		4,318,111
44,592		Fidelity National Information Services, Inc.		4,555,519
7,269		Intuit, Inc.		3,315,900
9,366		Lam Research Corporation		4,687,777
75,442		Microsoft Corporation		21,179,587
25,774		NVIDIA Corporation		4,681,331
12,399		Roper Technologies, Inc.		5,414,271
4,401		ServiceNow, Inc. (a)		1,965,751
				88,186,207
		Utilities - 2.7%
22,611		American Water Works Company, Inc.		3,514,654
69,910		NextEra Energy, Inc.		5,906,696
				9,421,350
		TOTAL COMMON STOCKS (Cost $304,123,796)		339,375,708

Contracts			Notional Amount

		PURCHASED OPTIONS (c) - 2.3%
		Call Options - 0.4%
350		S&P 500 Index, Expiration: 08/19/2022, Exercise Price: $4,190.00 (d)	$ 144,560,150	1,464,750
		Put Options - 1.9%
3,000		S&P 500 Index, Expiration: 11/18/2022, Exercise Price: $3,200.00 (d)	1,239,087,000	6,495,000
		TOTAL PURCHASED OPTIONS (Cost $10,055,120)		7,959,750

		Total Investments (Cost $314,178,916) - 99.8%		347,335,458
		Other Assets in Excess of Liabilities - 0.2%		804,724
		NET ASSETS - 100.0%		$348,140,182

		Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt.
	NY	New York Registry Shares.
	(a)	Non-income producing security.
	(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(c)	Exchange traded.
	(d)	Securities are held in connection with written options, see Schedule of Written Options for more details.

Aptus Drawdown Managed Equity ETF
Schedule of Written Options
July 31, 2022 (Unaudited)
Contracts		Security Description	Notional Amount	Value
		Written Options (a) - (0.6)%
		Call Options - (0.1)%
(350)		S&P 500 Index, Expiration: 08/19/2022, Exercise Price: $4,290.00	$(144,560,150)	$(500,500)

		Put Options - (0.5)%
(3,000)		S&P 500 Index, Expiration: 11/18/2022, Exercise Price: $2,500.00	(1,239,087,000)	(1,620,000)
		TOTAL WRITTEN OPTIONS (Premiums Received $2,574,430)		$(2,120,500)

		Percentages are stated as a percent of net assets.
	(a)	Exchange traded.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022:

Aptus Drawdown Managed Equity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$339,375,708	$-	$-	$339,375,708
Purchased Options	-	7,959,750	-	7,959,750
Total Investments in Securities	$339,375,708	$7,959,750	$-	$347,335,458

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$2,120,500	$-	$2,120,500
Total Written Options	$-	$2,120,500	$-	$2,120,500

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.